INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other Income Or Expenses, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products	$ (1,890,110)	$ (3,560,703)	$ 174,122
Expenses recovery	6,808	336,815	79,274
Result of intangible sales	7,751,311
Gain from a bargain purchase		1,032,327
Others	907,961	693,006	831,496
Total	$ 6,775,970	$ (1,498,555)	$ 1,084,892